Financial income (expense), net - Schedule of interest expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest costs [abstract]
Borrowings interest (Note 18.2)	$ (28,886)	$ (50,660)	$ (47,923)
Total interest expense	$ (28,886)	$ (50,660)	$ (47,923)